Schedule of short term borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 9,021	$ 8,131
Beijing Zhongguancun Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,658	5,740
Bank of Beijing Limited Hepingli Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	843
China Limited Beijing Jiulongshan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	702	712
Bank Of China Limited Beijing Communication Technology Development Zone Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	702	712
Industrial and Commercial Bank of China Limited Beijing Changan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	702
China CITIC Bank Co Ltd Beijing Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	380	784
Zhengzhou East Branch of China Construction Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	34	35
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 148